Intangible Assets	12 Months Ended
Dec. 31, 2020
Intangible Assets
Intangible Assets

Note 4. Intangible Assets

(in thousands of euros)	January 1, 2018	Increases	Decreases	December 31, 2018
Library of compounds	2,142	—	—	2,142
Software	1,398	106	—	1,504
Intangible assets, gross	3,540	106	—	3,646
Amortization of library of compounds	(828)	(165)	—	(993)
Amortization of software	(906)	(204)	—	(1,110)
Amortization	(1,733)	(369)	—	(2,103)
Intangible assets, net	1,806	(264)	—	1,543

(in thousands of euros)	January 1, 2019	Increases	Decreases	December 31, 2019
Library of compounds	2,142	—	—	2,142
Software	1,504	29	—	1,533
Intangible assets, gross	3,646	29	—	3,674
Amortization of library of compounds	(993)	(165)	—	(1,157)
Amortization of software	(1,110)	(179)	—	(1,289)
Amortization	(2,103)	(343)	—	(2,446)
Intangible assets, net	1,543	(314)	—	1,228

(in thousands of euros)	January 1, 2020	Increases	Decreases	December 31, 2020
Library of compounds	2,142	—	—	2,142
Software	1,533	0	—	1,533
Intangible assets, gross	3,674	0	—	3,674
Amortization of library of compounds	(1,157)	(165)	—	(1,322)
Amortization of software	(1,289)	(129)	—	(1,417)
Amortization	(2,446)	(293)	—	(2,739)
Intangible assets, net	1,228	(293)	—	935

Changes during the periods mainly correspond to amortization charges of €0.3 million by year.

In the absence of any indication of a loss of value, no impairment tests have been performed on amortizable intangible assets in the years ended December 31, 2018, 2019 and 2020.